Advances for drilling units under construction and related costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advances For Drilling Units Under Construction And Related Costs [Abstract]
Balance at beginning of year	$ 622,507	$ 662,313
Advances for drilling units under construction and related costs	500,031	688,832
Drilling units delivered	(727,686)	(728,638)
Balance at end of year	$ 394,852	$ 622,507